Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved oil and gas properties - acquisitions	CAD 6
Proved oil and gas properties - dispositions	(116)	CAD (1,418)
Unproved oil and gas properties	3	2
Exploration costs	2	4
Development costs	184	114
Joint venture, carried capital	(50)	(40)
Capital expenditures	29	(1,338)
Corporate acquisitions		3
Total expenditures	CAD 29	CAD (1,335)